EMPLOYMENT COSTS	12 Months Ended
Dec. 31, 2025
EMPLOYMENT COSTS
EMPLOYMENT COSTS
11.	EMPLOYMENT COSTS

For the years ended December 31, 2025, and 2024, the Group recorded the following:

	2025	2024
Exploration and evaluation
Salaries and benefits	$1,638	$1,486
Amounts paid for services by HDSI personnel (note 8(b))	438	285
	2,076	1,771
General and administrative
Salaries and benefits	1,409	1,386
Amounts paid for services by HDSI personnel (note 8(b))	2,531	2,451
	3,940	3,837

Share-based payments	1,452	27
	$7,468	$5,635